RECLAMATION BONDS AND PROVISIONS (Details Narrative) - USD ($)	Jan. 31, 2024	Dec. 31, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits	$ 100,000
Surety Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, annual payment		$ 8,340
Deposits		100,000
Debt instrument, face value		$ 278,000